(Loss) Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
United States					$ 6,882	$ 3,973	$ (19,321)
Foreign					4,870	1,614	(987)
Income (loss) before income taxes	$ 18,594	$ 4,023	$ (16,446)	$ 5,818	$ 11,752	$ 5,587	$ (20,308)